Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Aug. 28, 2018
Document Effective Date	Aug. 31, 2018
Prospectus Date	Aug. 31, 2018